PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022
Property, plant and equipment, net
Gross property, plant and equipment	$ 459	$ 700
Less: Accumulated depreciation and amortization	(374)	(344)
Property, plant and equipment, net	85	356	$ 35
Depreciation expense	102	172
Medical Equipment
Property, plant and equipment, net
Gross property, plant and equipment	347	588
Computer Equipment
Property, plant and equipment, net
Gross property, plant and equipment	43	43
Furniture and Fixtures
Property, plant and equipment, net
Gross property, plant and equipment	$ 69	$ 69